Net Loss From Continuing Operations - Finance Costs (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Interest expense on bank loans		$ 13,114	$ 11,343	$ 8,694
Interest expense on lease liabilities		991	567	440
Interest expense on provisions for restoration		30	15	0
Interest expense on bonds		0	0	2,637
Modification loss on bank loans	$ 900	0	0	900
Finance costs		$ 14,135	$ 11,925	$ 12,671